Asset retirement obligations - Reconciliation of Change in Carrying Amount (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Asset retirement obligations
Beginning balance	$ 618,201	$ 650,164
Additional obligations recognized	1,484	7,595
Changes in estimated abandonment timing and costs	74,235	39,722
Obligations settled	(14,278)	(19,442)
Accretion	35,318	32,667
Changes in discount rates	(276,673)	(57,635)
Foreign exchange	29,450	(34,870)
Ending balance	$ 467,737	$ 618,201